Note 3 - Going Concern	6 Months Ended
Jun. 30, 2014
Notes
Note 3 - Going Concern

NOTE 3 – Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception to June 30, 2014, the Company has incurred losses totaling $13,878,435. The net loss incurred for the six month period ended June 30, 2104 is $2,200,042. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time. If necessary, the Company will pursue additional equity and/or debt financing while managing cash flows from operations in an effort to provide funds to meet its obligations on a timely basis and to support future business development. The financial statements do not contain any adjustments to reflect the possible future effects on the classification of assets or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern. To address these issues, the Company is drawing on its Equity Line and has raised $1,000,000 through sales under the Equity Line to June 30, 2014, and $200,000 subsequent to period end.